Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity
	Options	Weighted Average Options Exercise Price
Balance at December 31, 2011	1,544,242	$3.75
Granted	100,000	0.30
Exercised		-
Forfeited	(186,518)	6.22
Balance at December 31, 2012	1,457,724	$3.19
Granted	791,100	1.35
Exercised	(103,439)	0.57
Forfeited	(93,874)	2.84
Balance at December 31, 2013	2,051,511	$2.63

Weighted-average range of exercise prices for options and warrants outstanding and exercisable
Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	8.2	1,299,302	842,305
$2.26-$4.10	8.0	229,459	184,638
$4.64-$8.60	4.9	426,500	426,500
$9.40-$11.60	3.2	93,750	93,750
$18.00-$25.60	0.1	2,500	2,500
Total	7.3	2,051,511	1,549,693

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2011	2,701,569	$4.40
Granted	774,873	0.56
Exercised	-	-
Expired/Cancelled	(633,104)	5.40
Balance at December 31, 2012	2,843,338	$3.13
Granted	5,421,581	1.65
Exercised	(107,143)	1.65
Expired/Cancelled	(1,250)	15.00
Balance at December 31, 2013	8,156,526	$2.17

Weighted-average range of exercise prices for options and warrants outstanding and exercisable

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.53-$2.05	4.4	6,091,811	6,091,811
$2.80-$3.96	0.05	1,103,202	1,103,202
$5.50-$5.56	0.77	379,561	379,561
$5.60-$6.06	2.0	581,952	581,952
Total	3.44	8,156,526	8,156,526

Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity
	December 31,
	2013	2012
Shares available for grant at beginning of year	129,711	60,692
Increase in shares available for the plan	1,250,000	-
Options granted	(791,100)	(100,000)
Options exercised	103,439	-
Options forfeited or expired	83,874	169,019

Shares available for grant at end of year	775,924	129,711